CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015 [1]
Details
REVENUE	$ 12,879,019		$ 11,223,727		$ 11,890,231
EXPENSES
Salaries and compensation	9,175,637		11,448,476		7,450,658
General and administrative	1,145,136		1,422,822		1,175,954
Campaign infrastructure	3,808,721		3,808,736		5,367,648
Outsourced software development	0		0		119,588
Professional fees	265,875		415,988		508,698
Marketing and investor relations	92,138		244,119		230,056
Travel	86,473		304,551		571,477
Bad debt expense	226,085		51,410		103,903
Amortization of intangibles (Note 6)	1,714,339	[2]	1,472,943	[2]	731,978
Depreciation of equipment (Note 5)	45,825	[3]	51,627	[3]	21,405
Stock-based compensation (Note 9, 11)	560,093		1,117,642		1,889,285
Expenses, by nature	17,120,322		20,338,314		18,170,650
Net loss before accretion expense, interest, foreign exchange, change in fair value of derivative liability, change in fair value of acquisition consideration payable in equity and taxes	(4,241,303)		(9,114,587)		(6,280,419)
Accretion expense	0		0		(190,000)
Interest (expense) income	(93,583)		467		64,720
Foreign exchange loss	(65,501)		(27,817)		(32,596)
Change in fair value of derivative liability (Note 8)	0	[4]	31,834	[4]	(153,298)
Change in fair value of acquisition consideration payable in equity (Note 11)	0		537,381		2,978,926
Net loss before tax provision	(4,400,387)		(8,572,722)		(3,612,667)
Provision for taxes	(43,484)		0		0
Net loss for the year	(4,443,871)		(8,572,722)		(3,612,667)
Items that may be reclassified subsequently to loss
Cumulative translation adjustment	139,930		(365,198)		(818,409)
Comprehensive loss for the year	$ (4,303,941)		$ (8,937,920)		$ (4,431,076)
Basic and diluted loss per common share	$ (0.03)		$ (0.07)		$ (0.04)
Weighted average number of common shares outstanding - basic and diluted	157,529,807		122,906,690		99,345,933

[1]	(Note 11)
[2]	(Note 6)
[3]	(Note 5)
[4]	(Note 8)